Note 13 - Property, Plant and Equipment	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
13.	Property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant and Equipment	Fixtures and Fittings	Right-of- Use Assets	Total
Cost
At March 31, 2019	543	1,629	1,029	176	-	3,377
Change in accounting policy (Note 2.18)	-	(371)	-	-	2,152	1,781
Restated at April 1, 2019	543	1,258	1,029	176	2,152	5,158
Foreign exchange	(5)	(13)	(11)	(2)	(20)	(51)
Additions	7	45	222	16	110	400
Disposals	-	(8)	-	-	-	(8)
At June 30, 2019	545	1,282	1,240	190	2,242	5,499
Foreign exchange	(11)	(26)	(26)	(4)	(46)	(113)
Additions	36	359	189	9	570	1,163
Disposals	(94)	(252)	(171)	-	(483)	(1,000)
At June 30, 2020	476	1,363	1,232	195	2,283	5,549
Foreign exchange	41	145	26	18	196	426
Additions	125	230	395	6	182	938
Acquisitions from business combinations	-	4	114	-	88	206
Disposals	(80)	(174)	(156)	(97)	(58)	(565)
At June 30, 2021	562	1,568	1,611	122	2,691	6,554

Depreciation	Computer Equipment	Motor Vehicles	Plant and Equipment	Fixtures and Fittings	Right-of- use Assets	Total
At March 31, 2019	380	1,079	645	68	-	2,172
Change in accounting policy (Note 2.18)	-	(123)	-	-	318	195
Restated at April 1, 2019	380	956	645	68	318	2,367
Foreign exchange	(3)	(12)	(7)	-	(3)	(25)
Charge for the period	27	1	17	6	163	214
Disposals	-	(8)	-	-	-	(8)
At June 30, 2019	404	937	655	74	478	2,548
Foreign exchange	(7)	(15)	(11)	(1)	(3)	(37)
Charge for the period	55	171	107	13	552	898
Disposals	(79)	(257)	(4)	-	(16)	(346)
At June 30, 2020	373	836	747	86	1,021	3,063
Foreign exchange	31	85	70	8	77	271
Charge for the period	66	206	167	8	642	1,089
Disposals	(71)	(157)	(112)	(46)	(58)	(444)
At June 30, 2021	399	970	872	56	1,682	3,979

Net book value	Computer Equipment	Motor Vehicles	Plant and Equipment	Fixtures and Fittings	Right-of- use Assets	Total
At March 31, 2019	163	550	383	108	-	1,205
At June 30, 2019	141	344	585	116	1,764	2,951
At June 30, 2020	103	527	485	109	1,262	2,486
At June 30, 2021	163	598	739	66	1,009	2,575